Current and Deferred Taxes (Details) - Schedule of current taxes - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of current tax liabilities (assets)
Current tax (assets)	$ (121,534,000)
Current tax liabilities		12,977,000
Total tax payable (recoverable)	(121,534,000)	12,977,000
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	4,434,000	174,205,000
Minus:
Provisional monthly payments	(138,515,000)	(157,648)
Credit for training expenses	(2,110,000)	(2,137)
Grant credits		(1,360)
Other	$ (14,657,000)	$ (83,000)